Financial Assets Available-for-sale (Tables)	12 Months Ended
Dec. 31, 2017
Financial Assets Available-for-sale
Schedule of financial assets available-for-sale

	2016	2017
	MCh$	MCh$
Instruments issued by the Chilean Government and Central Bank:
Bonds issued by the Chilean Government and Central Bank	20,944	204,128
Promissory notes issued by the Chilean Government and Central Bank	—	3,346
Other instruments	38,256	148,894

Other instruments issued in Chile:
Equity instruments valued at cost	—	—
Equity instruments valued at fair value	5,258	9,218
Mortgage bonds from domestic banks	108,933	99,572
Bonds from domestic banks	7,973	5,415
Deposits from domestic banks	24,032	956,733
Bonds from other Chilean companies	29,525	14,969
Promissory notes issued by other Chilean companies	—	—
Other instruments	138,322	83,006

Instruments issued by foreign institutions:
Equity instruments valued at cost	54	50
Equity instruments valued at fair value	1,173	984

Total	374,470	1,526,315

Schedule of unrealised gain and loss on available for sale investments

	2015	2016	2017
	MCh$	MCh$	MCh$
Net gain (loss) on available for sale before income tax (1)	7,243	(52,345)	4,775
Tax (expense) benefit (2)	(2,357)	12,575	(1,299)

Net of tax amount (3)	4,886	(39,770)	3,476

(1)

As of December 31, 2015, 2016 and 2017, realized gains reclassified to the income statement line item “Net financial operating income” amounted to Ch$8,407 million, Ch$64,011 million and Ch$5,149 million, respectively.

(2)	This amount corresponds to the deferred taxes of the unrealized gain or loss and which are included in Note No. 17(d).
(3)	This amount corresponds to the unrealized gain or loss, net of deferred tax and which are included in “Consolidated Statement of Changes in Equity”.